UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09157
Eaton Vance California Municipal Income Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Eaton Vance California Municipal Income Trust	as of February 28, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 151.6%

Principal Amount (000’s omitted)	Security	Value

Education — 9.4%
$1,000	California Educational Facilities Authority, (Dominican University), 5.75%, 12/1/30	$1,044,980
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,825,954
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	513,230
1,850	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	2,020,329
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31	4,099,120
		10,503,613

General Obligations — 6.6%
2,250	California, 5.00%, 6/1/34	2,320,132
1,100	California, 5.25%, 4/1/30	1,156,045
3,500	California, 5.50%, 11/1/33	3,805,165
		7,281,342

Hospital — 17.7%
2,000	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 6.25%, 12/1/34	2,182,840
750	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	790,785
450	California Statewide Communities Development Authority, (Daughters of Charity), 5.00%, 7/1/39 (1)	452,605
1,200	California Statewide Communities Development Authority, (Daughters of Charity), 5.25%, 7/1/30 (1)	1,234,656
1,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,732,154
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,790,845
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,591,740

$1,500	Duarte, COP, (City of Hope), 5.25%, 4/1/24 (2)	$1,510,260
1,000	Stockton Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	1,048,630
2,000	Tahoe Forest Hospital District, 5.85%, 7/1/22	2,065,280
2,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	2,109,220
1,140	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,170,187
2,000	Washington Township, Health Care District, 5.25%, 7/1/29	2,060,960
		19,740,162

Housing — 2.4%
1,000	California Statewide Communities Development Authority, (Corporate Fund for Housing), 6.50%, 12/1/29	1,000,770
500	California Statewide Communities Development Authority, (Corporate Fund for Housing), 7.25%, 12/1/34	497,805
773	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	711,476
441	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	403,590
		2,613,641

Industrial Development Revenue — 1.2%
1,250	California Pollution Control Financing Authority, (Mobil Oil Corp.), (AMT), 5.50%, 12/1/29	1,319,363
		1,319,363

Insured-Education — 7.2%
3,270	California Educational Facilities Authority, (Pooled College and University), (MBIA), 5.10%, 4/1/23	3,459,398
6,510	California Educational Facility Authority, (Loyola Marymount University), (MBIA), 0.00%, 10/1/33	1,493,915
3,000	California University, (AMBAC), 5.00%, 11/1/33	3,099,210
		8,052,523

Insured-Electric Utilities — 11.1%
$3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (MBIA), (AMT), 5.55%, 9/1/31	$3,477,565
2,500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	2,702,100
4,000	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29 (3) (4)	4,629,480
665	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 11.487%, 7/1/29 (3) (5)	821,980
500	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16 (3) (5)	739,865
		12,370,990

Insured-Escrowed/Prerefunded — 1.7%
5,130	Foothill/Eastern Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/26	1,903,076
		1,903,076

Insured-General Obligations — 22.8%
1,650	California RITES, (AMBAC), Variable Rate, 14.158%, 5/1/26 (3) (5)	2,157,854
1,000	California, (AMBAC), 4.25%, 3/1/28 (1)	944,120
1,600	California, (AMBAC), 5.00%, 2/1/28	1,734,048
3,750	Los Angeles Unified School District, (FGIC), 5.375%, 7/1/25	4,031,025
2,500	Puerto Rico, (FSA), Variable Rate, 16.243%, 7/1/27 (3) (5)	3,144,775
1,600	San Diego Unified School District, (MBIA), Variable Rate, 12.295%, 7/1/24 (3) (5)	2,402,992
9,635	San Ramon Valley Unified School District, (FGIC), 0.00%, 7/1/18 (6)	5,269,285
3,000	Simi Valley Unified School District, (MBIA), 5.00%, 8/1/28	3,141,090
6,995	Sweetwater, Union High School District, (Election 2000), (FSA), 0.00%, 8/1/25	2,518,200
		25,343,389

Insured-Hospital — 4.5%
3,200	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29 (2)	3,380,064
1,245	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 13.053%, 8/15/27 (3) (5)	1,641,047
		5,021,111

Insured-Lease Revenue / Certificates of Participation — 9.9%
$6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/17	$3,723,070
10,750	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/25	3,861,615
11,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/28	3,475,875
		11,060,560

Insured-Special Tax Revenue — 1.2%
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 8.381%, 7/1/28 (3) (4)	272,095
945	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (3) (5)	1,070,279
		1,342,374

Insured-Transportation — 17.8%
5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	1,419,950
8,000	Alameda Corridor Transportation Authority, (MBIA), 0.00%, 10/1/31	2,008,720
2,500	Los Angeles County Metropolitan Transportation Authority, (FGIC), 5.25%, 7/1/30	2,658,625
2,515	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 11.774%, 7/1/28 (3) (5)	2,849,042
1,750	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,804,968
6,000	San Francisco, (Bay Area Rapid Transportation District), (FGIC), 5.50%, 7/1/34	6,513,060
10,000	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/32	2,506,100
		19,760,465

Insured-Water and Sewer — 8.1%
2,500	Contra Costa County, Water District, (MBIA), 5.00%, 10/1/24	2,553,725
6,250	East Bay Municipal Utilities District Water System, (MBIA), 5.00%, 6/1/38	6,398,875
		8,952,600

Lease Revenue/Certificates of Participation — 6.3%
4,000	Sacramento Financing Authority, 5.40%, 11/1/20	4,437,280
2,500	San Diego County, Certificates of Participation, 5.375%, 10/1/41	2,600,775
		7,038,055

Other Revenue — 1.4%
$1,500	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	$1,531,635
		1,531,635

Special Tax Revenue — 21.3%
1,500	Bonita Canyon Public Facilities Financing Authority, 5.375%, 9/1/28	1,510,725
1,600	Brentwood Infrastructure Financing Authority, 6.375%, 9/2/33	1,648,640
1,750	Capistrano Unified School District, 5.75%, 9/1/29	1,805,965
1,665	Corona, Public Financing Authority, 5.80%, 9/1/20	1,670,811
1,000	Corona-Norco Unified School District Public Financing Authority, 6.125%, 9/1/31	1,027,200
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,674,922
1,335	Lincoln Public Financing Authority, Improvement Bond Act of 1915 (Twelve Bridges), 6.20%, 9/2/25	1,410,120
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	427,627
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	763,560
750	Murrieta Valley Unified School District, 6.20%, 9/1/35	781,643
2,460	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,603,270
995	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	1,050,232
700	Rancho Cucamonga Public Financing Authority, 6.00%, 9/2/20	736,708
1,195	Roseville Special Tax, 6.30%, 9/1/25	1,273,093
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,399,174
1,500	Santa Margarita Water District, 6.20%, 9/1/20	1,603,965
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	255,740
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	509,250
500	Turlock Public Financing Authority, 5.45%, 9/1/24	510,560
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,034,170
		23,697,375

Transportation — 1.0%
$1,170	Port Redwood City, (AMT), 5.125%, 6/1/30	$1,132,876
		1,132,876

Total Tax-Exempt Investments — 151.6% (identified cost $156,471,657)		168,665,150

Other Assets, Less Liabilities — 1.4%		1,599,856
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.0)%		(59,005,577)
Net Assets Applicable to Common Shares — 100.0%		111,259,429

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by California municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at February 28, 2005, 55.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 8.0% to 20.3% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $19,729,409 or 17.7% of the Trust’s net assets.

(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at February 28, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/05	375 U.S. Treasury Bond	Short	$(42,408,562)	$(42,128,906)	$279,656

At February 28, 2005, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$156,198,873
Gross unrealized appreciation	$12,680,447
Gross unrealized depreciation	(214,170)
Net unrealized appreciation	$12,466,277

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	April 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	April 14, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	April 14, 2005